Financial Instruments (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other current financial assets	$ 11,899,281	$ 7,440,650
Other non-current financial assets	30,060,601	29,981,745
Trade and other current receivables	506,711,173	446,486,753
Trade and other non-current receivables	5,966,414	3,313,742
Current receivables due from related parties	15,501,990	9,040,528
Non-current receivables due from related parties	844,344	42,506
Cash and cash equivalents	707,122,815	618,154,016	$ 597,081,675	$ 265,568,125
Other current financial liabilities	156,202,002	107,151,600
Other current non-financial liabilities	51,008,288	31,921,197
Current lease liabilities	9,451,551	7,142,360
Trade and other current payables	514,887,185	434,974,163
Trade and other non-current payables	45,275	88,596
Current payables to related parties	36,417,518	55,140,630
Non-current payables to related parties		536,083
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,257,611	24,494,870
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,772,459	11,774,922
Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		28,554,669
Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	11,899,281	7,440,650
Trade and other current receivables	506,711,173	446,486,753
Current receivables due from related parties	15,501,990	9,040,528
Total Accounts Receivable Current	522,213,163	455,527,281
Total Current Financial Assets Excluding Cash And Cash Equivalents	534,112,444	462,967,931
Cash and cash equivalents	707,122,815	618,154,016
Current financial assets	1,241,235,259	1,081,121,947
Current financial liabilities	716,958,256	604,408,753
Current derivative financial liabilities	4,738,778	3,676,280
Current lease liabilities	9,451,551	7,142,360
Trade and other current payables	514,887,185	434,974,163
Current payables to related parties	36,417,518	55,140,630
Commercial Obligations And Other Accounts Payable Current	551,304,703	490,114,793
Current [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	41,257,611	24,494,870
Current [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	98,433,154	38,650,859
Current [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	11,772,459	11,774,922
Current [member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		28,554,669
Current [member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	151,463,224	103,475,320
Current [member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	652,079	468,541
Current [member] | Derivative Financial Assets Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	4,086,699	3,207,739
Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	30,060,601	29,981,745
Trade and other non-current receivables	5,966,414	3,313,742
Non-current receivables due from related parties	844,344	42,506
Total Accounts Receivable Non Current	6,810,758	3,356,248
Total Non Current Financial Assets Excluding Cash And Cash Equivalents	36,871,359	33,337,993
Cash and cash equivalents
Non-current financial assets	36,871,359	33,337,993
Other current non-financial liabilities	1,234,231,722	1,234,246,107
Non-current financial liabilities	1,274,059,314	1,268,932,525
Non-current derivative financial liabilities	8,580,478	9,333,449
Current lease liabilities	39,782,317	34,061,739
Trade and other non-current payables	45,275	88,596
Non-current payables to related parties		536,083
Commercial Obligations And Other Accounts Payable Non Current	45,275	624,679
Non Current [Member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	166,647,324	174,074,170
Non Current [Member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities	1,059,003,920	1,050,838,488
Non Current [Member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities
Non Current [Member] | Put Option Liability [Member]
IfrsStatementLineItems [Line Items]
Other current non-financial liabilities
Non Current [Member] | Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	1,225,651,244	1,224,912,658
Non Current [Member] | Derivative Financial Liabilities Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities
Non Current [Member] | Derivative Financial Assets Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Current derivative financial liabilities	8,580,478	9,333,449
Derivative Financial Instruments [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	3,844,406	282,032
Derivative Financial Instruments [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets
Market Securities And Investments In Other Companies [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	822,287	3,314,469
Market Securities And Investments In Other Companies [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets
Derivative Financial Assets Designated As Hedging Instruments [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Other current financial assets	7,232,588	3,844,149
Derivative Financial Assets Designated As Hedging Instruments [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Other non-current financial assets	$ 30,060,601	$ 29,981,745